INVESTMENTS (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
INVESTMENTS
Current assets	R$ 21,060,168	R$ 19,060,868
Non-current assets	94,603,365	89,677,510
TOTAL ASSETS	115,663,533	108,738,378
Current liabilities	22,459,398	17,875,084
Non-current liabilities	23,197,939	21,306,530
TOTAL EQUITY	70,006,196	69,556,764	R$ 70,455,578	R$ 71,607,027
TOTAL LIABILITIES AND EQUITY	115,663,533	108,738,378
Net operating income	44,032,613	43,126,472	44,268,171
Operating costs and income (expenses)	1,927,625	544,088	304,018
Financial income (expenses), net	(1,126,580)	(573,429)	(820,141)
Income and social contribution taxes	269,828	(1,237,707)	(1,393,521)
Net income for the year	R$ 6,229,357	R$ 4,770,527	5,001,014
FiBrasil Infraestrutura e Fibra Otica S.A. ("FiBrasil")
INVESTMENTS
Equity interest	25.00%
Current assets	R$ 834,779
Non-current assets	709,588
TOTAL ASSETS	1,544,367
Current liabilities	195,460
Non-current liabilities	674,929
TOTAL EQUITY	673,978
TOTAL LIABILITIES AND EQUITY	1,544,367
Net operating income	55,385
Operating costs and income (expenses)	(90,193)
Financial income (expenses), net	(9,118)
Income and social contribution taxes	11,462
Net income for the year	R$ (32,464)
Companhia ACT de Participacoes ("ACT")
INVESTMENTS
Equity interest	50.00%	50.00%
Current assets	R$ 46	R$ 33
TOTAL ASSETS	46	33
Current liabilities	8	5
TOTAL EQUITY	38	28
TOTAL LIABILITIES AND EQUITY	46	33
Net operating income	104	104	95
Operating costs and income (expenses)	(92)	(91)	(92)
Income and social contribution taxes	(2)	(1)	(1)
Net income for the year	R$ 10	R$ 12	2
Companhia AIX de Participacoes ("AIX")
INVESTMENTS
Equity interest	50.00%	50.00%
Current assets	R$ 38,746	R$ 31,263
Non-current assets	7,840	10,426
TOTAL ASSETS	46,586	41,689
Current liabilities	7,443	6,272
Non-current liabilities	20,429	18,090
TOTAL EQUITY	18,714	17,327
TOTAL LIABILITIES AND EQUITY	46,586	41,689
Net operating income	55,872	45,789	45,472
Operating costs and income (expenses)	(53,881)	(45,758)	(43,926)
Financial income (expenses), net	146	673	992
Income and social contribution taxes	(750)	(537)	(767)
Net income for the year	R$ 1,387	R$ 167	1,771
Alianca Atlantica Holding B.V. ("Alianca")
INVESTMENTS
Equity interest	50.00%	50.00%
Current assets	R$ 274,362	R$ 270,222
TOTAL ASSETS	274,362	270,222
Current liabilities	410	267
TOTAL EQUITY	273,952	269,955
TOTAL LIABILITIES AND EQUITY	274,362	270,222
Operating costs and income (expenses)	6,363	1,254	(307)
Financial income (expenses), net	6	35	38
Net income for the year	R$ 6,369	R$ 1,289	R$ (269)